Income Taxes (Details) - Schedule of deferred tax balances - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax loss carryforward	$ 13,425	$ 6,353
Provision for doubtful accounts	45	67
Fixed assets	218	250
Accrued liabilities and other expenses	2,434	3,444
Deferred revenues	376	445
Business interest limitation	4,805	2,225
Operating lease liability	1,735	2,178
Equity-based compensation		648
Intangible assets	138	177
Other	1,023	369
Gross deferred tax assets:	24,199	16,156
Less: Valuation allowance	(15,612)	(10,010)
Total deferred tax assets	8,587	6,146
Deferred tax liabilities:
Intangible assets	6,838	5,123
Operating lease ROU assets	1,695	2,130
Property and Equipment	153	515
Obligation for contingent purchase price	2,128	777
Other	535	674
Total deferred tax liabilities	11,349	9,219
Net deferred tax liabilities	$ (2,762)	$ (3,073)